Summary of significant accounting policies - Schedule of Balances of Registered Capital, Additional Paid-in-Capital and Statutory Reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies and General Information [Line Items]
Additional paid-in capital	$ 472,052	$ 466,624
Statutory reserves	5,132	5,132
China [Member]
Accounting Policies and General Information [Line Items]
Paid-in capital	240,625	139,140
Additional paid-in capital	161	161
Statutory reserves	5,132	5,132
Total	$ 245,918	$ 144,433